Investment properties (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about investment property [line items]
Fair value at the beginning of the year		$ 254,455
Currency translation adjustment		(1,341)	$ 8,600	$ 4,946
Deconsolidation (see Note 4.(t))			(9,764)
Fair value at the end of the year		234,403	254,455
Level 2 [Member]
Disclosure of detailed information about investment property [line items]
Fair value at the beginning of the year		26,669	18,537
Currency translation adjustment		41	198
Additions		3,614	2,281
Additions of capitalized leasing costs		8	11
Depreciation of capitalized leasing costs	[1]	(6)	(5)
Transfers		594	1,207
Disposals		(1,485)	(227)
Balance incorporated by business combination			185
Deconsolidation (see Note 4.(t))
Capitalized finance costs		152	37
Net gain / (loss) from fair value adjustment		2,189	4,445
Fair value at the end of the year		31,776	26,669	18,537
Level 3 [Member]
Disclosure of detailed information about investment property [line items]
Fair value at the beginning of the year		227,786	184,858
Currency translation adjustment		(2,099)	34,352
Additions		4,510	3,483
Additions of capitalized leasing costs		3	25
Depreciation of capitalized leasing costs	[1]	(3)	(2)
Transfers		794	1,775
Disposals		(2,572)	(630)
Balance incorporated by business combination
Deconsolidation (see Note 4.(t))			(7,229)
Capitalized finance costs		11	97
Net gain / (loss) from fair value adjustment		(25,803)	11,057
Fair value at the end of the year		$ 202,627	$ 227,786	$ 184,858

[1]	Amortization charges of capitalized leasing costs were included in "Costs" in the Statements of Income (Note 26)